Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Employee Benefits Tables Explanatory
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Salaries
1
7,339 7,023 6,518
Variable compensation – performance awards
2
3,190 3,209
3
2,755
Variable compensation – other
2
229 220 246
Financial advisor compensation
2,4
4,860 4,091 4,043
Contractors 381 375 381
Social security 978 899
3
799
Post-employment benefit plans
5
833
6
845 787
of which: defined benefit plans 470 502 461
of which: defined contribution plans 363 343 326
Other personnel expenses 576 561
3
555
Total personnel expenses 18,387 17,224 16,084
1 Includes role-based allowances.

2 Refer to Note 28 for more information.

3 During 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying
employees, resulting in an

expense of approximately USD
280

million, of which USD
240

million is disclosed within Variable

compensation – performance awards,

USD
20

million within Social security and

USD
20
million within

Other personnel

expenses.

4 Financial

advisor compensation

consists of

grid-based

compensation based

directly on

compensable

revenues generated

by financial

advisors and

supplemental
compensation calculated on the basis

of financial advisor productivity,

firm tenure, assets and

other variables. It

also includes expenses related

to compensation commitments with financial

advisors entered into at
the time of

recruitment that are

subject to vesting

requirements.

5 Refer to

Note 27 for

more information.

6 Includes curtailment gains

of USD
80

million, which represent

a reduction in

the defined benefit
obligation related to the Swiss pension plan resulting from a decrease in headcount following restructuring activities.

UBS AG
Entity [Table]
Disclosure Of Employee Benefits Tables Explanatory
For the year ended
USD million 31.12.21 31.12.20 31.12.19
Salaries
1
5,723 5,535 5,183
Variable compensation – performance awards
2
2,916 2,953
3
2,545
Variable compensation – other
2
196 201 225
Financial advisor compensation
2,4
4,860 4,091 4,043
Contractors 142 138 147
Social security 762 704
3
627
Post-employment benefit plans
5
582
6
597 569
of which: defined benefit plans 280 306

291
of which: defined contribution plans 303 291 278
Other personnel expenses 479 466
3
461
Total personnel expenses 15,661 14,686 13,801
1 Includes role-based allowances.

2 Refer to Note 28 for

more information.

3 During 2020, UBS AG modified the

conditions for continued vesting of certain outstanding deferred compensation awards for qualifying
employees, resulting in an

expense of approximately USD
270

million, of which USD
240

million is disclosed within Variable

compensation – performance awards,

USD
20

million within Social security and

USD
10
million within

Other personnel

expenses.

4 Financial

advisor compensation

consists of

grid-based

compensation based

directly on

compensable revenues

generated by

financial advisors

and supplemental
compensation calculated on the basis

of financial advisor productivity,

firm tenure, assets and

other variables. It

also includes expenses related

to compensation commitments with financial

advisors entered into at
the time of

recruitment that are

subject to vesting

requirements.

5 Refer to

Note 27 for

more information.

6 Includes curtailment

gains of USD
49

million, which represent

a reduction in

the defined benefit
obligation related to the Swiss pension plan resulting from a decrease in headcount following restructuring activities.